UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9537

Colonial California Insured Municipal Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	8/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

August 31, 2006 (Unaudited)	Colonial California Insured Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds – 155.6%
EDUCATION – 9.3%
Education – 9.3%
CA Educational Facilities Authority
	Pepperdine University,
	Series 2005 A,
	Insured: AMBAC
	5.000% 12/01/35	1,000,000	1,050,560
	Pooled College & University Projects,
	Series 2000 B,
	6.625% 06/01/20	250,000	270,012
CA University Enterprises, Inc.
	Auxiliary Organization,
	Series 2005 A,
	Insured: FGIC
	4.375% 10/01/30	1,000,000	974,520
CA University
	Series 2005 C,
	Insured: MBIA
	5.000% 11/01/29	1,500,000	1,584,585
Education Total			3,879,677
EDUCATION TOTAL			3,879,677
HEALTH CARE – 2.3%
Hospitals – 2.3%
CA Statewide Communities Development Authority
	Catholic Healthcare West,
	Series 1999,
	6.500% 07/01/20	145,000	159,055
	Daughters of Charity Health,
	Series 2005 A,
	5.250% 07/01/30	500,000	521,495
CA Whittier
	Presbyterian Intercommunity Hospital,
	Series 2002,
	5.750% 06/01/31	250,000	267,070
Hospitals Total			947,620
HEALTH CARE TOTAL			947,620
HOUSING – 7.6%
Assisted Living/Senior – 4.9%
CA ABAG Finance Authority for Nonprofit Corps.
	Odd Fellows Home,
	Series 1999,
	Insured: MBIA
	6.000% 08/15/24	2,000,000	2,063,600
Assisted Living/Senior Total			2,063,600
Single-Family – 2.7%
CA Housing Finance Agency Revenue
	Series 2006 E, AMT,
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
	5.050% 02/01/26	1,000,000	1,026,350
CA Rural Home Mortgage Finance Authority
	Series 1998 A, AMT,
	Guarantor: GNMA
	6.350% 12/01/29	50,000	50,362
	Series 1998 B-5, AMT,
	Guarantor: FNMA
	6.350% 12/01/29	30,000	30,664
Single-Family Total			1,107,376
HOUSING TOTAL			3,170,976
OTHER – 22.6%
Refunded/Escrowed(a) – 20.1%
CA Community College Financing Authority
	West Valley Mission Community College,
	Series 1997,
	Pre-refunded 05/01/07,
	Insured: MBIA
	5.625% 05/01/22	2,000,000	2,067,860
CA Infrastructure And Economic Development Bank Revenue
	Series 2003 A,
	Pre-refunded 07/01/26,
	Insured: AMBAC
	5.125% 07/01/37	1,000,000	1,133,770
CA Oakland
	Harrison Foundation,
	Series 1999 A,
	Pre-refunded 01/01/10,
	Insured: AMBAC
	6.000% 01/01/29	1,000,000	1,079,260
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 1999 A,
	Pre-refunded 08/15/09
	6.700% 08/15/29	200,000	220,934
CA Pacifica
	Series 1999,
	Pre-refunded 11/01/09,
	Insured: AMBAC
	5.875% 11/01/29	1,500,000	1,620,450
CA Public Works Board
	Department of Health Services,
	Series 1999 A,
	Pre-refunded 11/01/09,
	Insured: MBIA
	5.750% 11/01/24(b)	1,500,000	1,615,095
CA Statewide Communities Development Authority
	Certificates of Participation,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Catholic Healthcare West,
	Series 1999,
	Pre-refunded 07/01/10,
	6.500% 07/01/20	355,000	395,303
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31(d)	250,000	293,193
Refunded/Escrowed Total			8,425,865
Tobacco – 2.5%
CA Golden State Tobacco
	Securitization Enhanced Asset Backed,
	Series 2005 A,
	Insured: FGIC
	5.000% 06/01/35	1,000,000	1,040,910
Tobacco Total			1,040,910
OTHER TOTAL			9,466,775
RESOURCE RECOVERY – 1.2%
Disposal – 1.2%
CA Salinas Valley Solid Waste Authority
	Series 2002, AMT,
	Insured: AMBAC
	5.125% 08/01/22	500,000	519,715
Disposal Total			519,715
RESOURCE RECOVERY TOTAL			519,715
TAX-BACKED – 66.0%
Local Appropriated – 11.9%
CA Los Angeles County Schools
	Series 1999 A
	Insured: AMBAC:
	(c) 08/01/18	2,020,000	1,205,354
	(c) 08/01/23	2,220,000	1,026,861
CA San Bernardino County
	Medical Center Financing Project,
	Series 1994,
	Insured: MBIA
	5.500% 08/01/17	2,500,000	2,749,875
Local Appropriated Total			4,982,090
Local General Obligations – 27.4%
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: FSA
	5.500% 08/01/25	1,000,000	1,175,700
CA Golden West Schools Financing Authority
	Placentia Yorba Linda Unified,
	Series 2006,
	Insured: AMBAC
	5.500% 08/01/23	1,000,000	1,162,890

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Newhall School District
	Series 2004,
	Insured: FGIC
	5.000% 05/01/20	500,000	553,335
CA Pomona Unified School District
	Series 2000 A,
	Insured: MBIA
	6.550% 08/01/29	1,000,000	1,301,340
CA Rancho Santiago Community College District
	Series 2005 B,
	Insured: FSA
	5.125% 09/01/29	1,000,000	1,124,460
CA Rescue Unified School District
	Election of 1998,
	Series 2005,
	Insured: MBIA
	(c) 09/01/26	1,125,000	453,915
CA San Diego Unified School District
	Election of 1998,
	Series 2000 B,
	Insured: MBIA
	6.000% 07/01/19	1,000,000	1,200,280
CA Temecula Valley Unified School District
	Series 2004,
	Insured: FSA
	5.000% 08/01/20	500,000	554,080
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(c) 09/01/18	1,630,000	978,293
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA:
	5.900% 02/01/21	500,000	601,465
	5.900% 08/01/25	500,000	598,210
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: MBIA
	5.700% 02/01/23	500,000	594,220
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.800% 02/01/21	500,000	568,375
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(c) 09/01/18	1,000,000	600,180
Local General Obligations Total			11,466,743

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – 7.1%
CA San Francisco City & County Hotel Tax Agency
	Series 1994,
	Insured: FSA
	6.750% 07/01/25	1,000,000	1,016,050
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y, AMT,
	5.500% 07/01/36	500,000	541,000
	Series 1996 Y
	Insured: FSA
	5.500% 07/01/36	1,000,000	1,117,450
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/21	250,000	288,898
Special Non-Property Tax Total			2,963,398
Special Property Tax – 11.6%
CA Fontana Public Finance Authority
	Tax Allocation Revenue,
	North Fontana Redevelopment,
	Series 2005 A,
	Insured: AMBAC
	5.000% 10/01/29	1,000,000	1,049,070
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	100,000	107,357
CA Huntington Park Public Financing Authority
	Series 2004,
	Insured: FSA
	5.250% 09/01/19	1,000,000	1,104,000
CA Lancaster Financing Authority
	Redevelopment Project No. 5 & 6,
	Series 2003,
	Insured: MBIA
	5.250% 02/01/20	1,075,000	1,198,034
CA Long Beach Bond Finance Authority
	Tax Allocation Revenue,
	Series 2006 C,
	Insured: AMBAC
	5.500% 08/01/31	750,000	886,762
CA Oceanside Community Development Commission
	Downtown Redevelopment Project,
	Series 2003,
	5.700% 09/01/25	500,000	531,250
Special Property Tax Total			4,876,473
State Appropriated – 1.3%
CA Public Works Board
	Series 2004 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	5.500% 06/01/19	500,000	553,595
State Appropriated Total			553,595
State General Obligations – 6.7%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/17	1,000,000	1,184,730
	Series 2003,
	5.250% 02/01/20	500,000	555,040
	Series 2004,
	5.000% 02/01/22	1,000,000	1,048,550
State General Obligations Total			2,788,320
TAX-BACKED TOTAL			27,630,619
TRANSPORTATION – 8.7%
Airports – 3.9%
CA Port of Oakland
	Series 2002 K, AMT,
	Insured: FGIC
	5.750% 11/01/29	1,000,000	1,057,320
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC
	5.250% 07/01/20	500,000	548,560
Airports Total			1,605,880
Ports – 3.1%
CA San Diego Unified Port District Revenue
	Series 2004 B,
	Insured: MBIA
	5.000% 09/01/29	1,250,000	1,305,263
Ports Total			1,305,263
Transportation – 1.7%
CA San Francisco Bay Area Rapid Transit Financing Authority
	Series 2005 A,
	Insured: MBIA
	5.000% 07/01/30	685,000	721,435
Transportation Total			721,435
TRANSPORTATION TOTAL			3,632,578
UTILITIES – 37.9%
Investor Owned – 7.7%
CA Pollution Control Financing Authority
	Pacific Gas & Electric Co.,
	Series 1996 A, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	Insured MBIA
	5.350% 12/01/16	1,000,000	1,069,660
	San Diego Gas & Electric Co.,
	Series 1991 A, AMT,
	6.800% 06/01/15	500,000	587,000
	Southern California Edison Co.,
	Series 1999 B,
	Insured: MBIA
	5.450% 09/01/29	1,500,000	1,575,450
Investor Owned Total			3,232,110
Municipal Electric – 2.6%
CA Los Angeles Department of Water & Power Waterworks
	Series 2004 C,
	Insured: MBIA
	5.000% 07/01/22	1,000,000	1,060,410
Municipal Electric Total			1,060,410
Water & Sewer – 27.6%
CA Culver City
	Series 1999 A,
	Insured: FGIC
	5.700% 09/01/29	1,500,000	1,606,890
CA Department of Water Resources Water Revenue
	Central Valley Project,
	Series 2005 AD,
	Insured: FSA
	5.000% 12/01/25	1,000,000	1,058,010
CA El Dorado Irrigation District
	Series 2004 A,
	Insured: FGIC
	5.000% 03/01/21	1,000,000	1,054,960
CA Elsinore Valley Municipal Water District
	Series 2002,
	Insured: FGIC
	5.375% 07/01/18	1,160,000	1,311,473
CA Los Angeles Department Water & Power Waterworks Systems
	Sub-series 2006 A-2,
	Insured: AMBAC
	5.000% 07/01/27	1,000,000	1,062,190
CA Metropolitan Water District Waterworks
	Series 2005 A,
	Insured: FSA
	5.000% 07/01/30	1,000,000	1,053,190
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	2,000,000	2,310,720
CA Pomona Public Financing Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	Series 1999 AC,
	Insured: FGIC
	5.500% 05/01/29	1,000,000	1,050,150
CA Westlands Water District Revenue
	Certificates of Participation,
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/30	1,000,000	1,041,450
Water & Sewer Total			11,549,033
UTILITIES TOTAL			15,841,553
	Total Municipal Bonds (cost of $60,929,347)		65,089,513
Short-Term Obligations – 1.4%
VARIABLE RATE DEMAND NOTES (e) – 1.4%
CA Adelanto Public Utility Authority
	Series 2005 A,
	Insured: AMBAC,
	SPA: Dexia Credit Local
	3.450% 11/01/34	100,000	100,000
CA Department of Water Resources
	Power Supply Revenue,:
	Series 2002 B-3,
	LOC: Bank of New York
	3.500% 05/01/22	200,000	200,000
	Series 2002 F-1,
	LOC: Lloyds TSB Bank PLC
	3.250% 05/01/19	100,000	100,000
CA Economic Recovery
	Series 2004 C-6,
	LOC: Citibank N.A.
	3.300% 07/01/23	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL			600,000

	Total Short-Term Obligations (cost of $600,000)		600,000

	Total Investments(f)(g) – 157.0% (cost of $61,529,347)		65,689,513

	Other Assets & Liabilities, Net – (57.0)%		(23,862,022)

	Net Assets – 100.0%		41,827,491

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	A portion of this security with a market value of $1,615,095 is pledged as collateral for open futures contracts.

(c)	Zero coupon bond.

(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At August 31, 2006, the value of these securities amounted to $293,193 which represents 0.7% of net assets.

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority, Eskaton Village- Grass Valley, Series 2000 Pre-refunded 11/15/10, 8.250% 11/15/31	09/08/00	$250,000

(e)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of August 31, 2006.

(f)	Cost for federal income tax purposes is $61,467,366
(g)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,278,260	$(56,113)	$4,222,147

At August 31, 2006, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	53	$5,693,359	$5,590,843	Sep-2006	$(102,516)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial California Insured Municipal Fund

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2006